UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)              (Zip code)

Matthew J. Beck
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Item 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report 2017

From October 1, 2016 through March 31, 2017
(Unaudited)

QCI Balanced Fund

QCI
ASSET MANAGEMENT, INC.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the QCI Balanced Fund (the "Fund"). The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

The QCI Balanced Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Rd., Suite 200, Raleigh, NC, 27609. There is no affiliation between the QCI Balanced Fund, including its principals, and Capital Investment Group, Inc.

Company History

Originally founded in 1975, QCI Asset Management is a completely independent, 100% employee owned firm, managing investment portfolios for high net worth individuals, trusts, pension and retirement plans, corporations, higher education and other non-for-profit clients. We also provide objective, fee-based consulting advice to the fiduciaries for participant-directed retirement plans.

You Come First. Your financial success is what drives us. We're focused on helping you achieve your goals for the future. Highly responsive client service and regular, proactive communication is what you can expect from us.

Right Sized for Success. QCI Asset Management is small enough to offer you the personal service you deserve, yet large enough to back up that service with knowledgeable talent experienced in the finance industry. We conduct our own investment research and provide a wide range of services, all without selling you commission based financial products.

Consistent, Responsible Investment Practices. The basic principles of good investing never change. At QCI, we've used the same fundamental approach for over forty years, because it works. Accounts are structured with the goal of achieving acceptable, absolute performance during strong "up" markets, while providing superior relative returns in "down" markets. We follow well-defined processes at every step, with focused attention to detail and precision.

This time-tested approach is now broadly available via our QCI Balanced Fund. For more information and a prospectus, please call (800) 836-3960.

QCI
ASSET MANAGEMENT, INC.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the QCI Balanced Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: common stocks, preferred stock risk, derivative risk, fixed income risk, interest rate risk, general market risk, sector risk, large-cap securities risk, small-cap and mid-cap securities risk, micro-cap securities risk, risks related to investing in other investment companies, and investment advisor risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about May 30, 2017.

For More Information on Your QCI Balanced Fund:

See Our Web site at www.e-qci.com
or
Call Our Shareholder Services Group at 800-773-3863.

Dear Shareholder:
The post-election euphoria that propelled the US stock market to all-time highs continued thus far in 2017.  Equity markets have shrugged off escalating tension in Washington D.C., geopolitical risk in the Far East, and stretched valuations to break out to fresh highs in early March in anticipation of tax and regulatory reform.
The Feds recent hike in interest rates is one of at least two rate hikes we expect in 2017. The general consensus is that the Fed will have to raise rates two more times this year and 3 times in 2018. We are not as optimistic on the economy and feel the economy is vulnerable if the fed is too aggressive in raising rates.  Bond yields jumped after the election, but seem to have settled into a trading range.  Our view is that rates will continue to drift higher over time, but with some volatility.

The stock market has solid momentum and continues its nice move higher since the fall of 2016. We remain with the belief that the market is "over bought" and vulnerable to a tradable correction. The QCI approach in these situations is to reduce equity positions and use a floor stop strategy to protect gains if the market were to experience a pull back. If the momentum continues higher, we will participate; if a correction occurs we will have airbags to cushion the blow. There is a time to take risk, and we believe that time is not now- optimism is high, valuations are stretched, and the Fed has begun to tighten monetary policy. We are, however, continuing to invest in companies that have strong fundamentals and story lines that we believe will drive their stock prices higher, regardless of how the broad market performs.

Some of the interesting story stocks we bought in the fall continue to be favorites of ours. Plays on infrastructure spending, defense spending, and emerging technology hold strong promise for further gains in 2017.  The strong rally in financial and technology stocks has driven solid portfolio returns since the election. Serious tax or regulatory reform could be the catalyst to push equity prices higher.

As for QCI, we hit record assets under management in the first quarter.  We welcomed two new employees to the team as we look to stay ahead of growth and plan for the future.  Our ongoing focus on using technology to better serve our clients is unwavering.
No matter the change at QCI, our core focus remains on putting clients first, and we thank you for the privilege of managing your money.  As always, we welcome your comments and questions.

H. Edward Shill, CFA Principal, Lead Portfolio Manager	Gerald Furciniti, CFA Co-Portfolio Manager

Average Annual Total Returns (Unaudited) As of the period ended March 31, 2017	Six Months	One Year	Three Year	Since Inception*	Net Expense Ratio**	Gross Expense Ratio***
QCI Balanced Fund – Institutional Class Shares	3.55%	7.05%	4.17%	4.89%	1.00%	1.20%
Lipper Flexible Funds Portfolio	3.39%	10.37%	-0.86%	-0.48%	N/A	N/A

The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit ncfunds.com or call the Fund at (800) 773-3863. Fee waivers and expenses reimbursements have positively impacted Fund performance.
*The Fund's inception date was January 30, 2014 for the Institutional Class Shares.
**The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.00% of the average daily net assets of the Fund through January 31, 2018.  The Expense Limitation Agreement may not be terminated prior to that date.  The Expense Limitation Agreement may not be prior to that date.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.  Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.
***Gross expense ratio is from the Fund's Prospectus dated January 30, 2017.

(RCQCI0417001)

QCI Balanced Fund

Schedule of Investments
(Unaudited)
As of March 31, 2017
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 19.88%
Anheuser-Busch InBev Worldwide, Inc.	$950,000	1.375%	7/15/2017	$949,688
Apple, Inc.	900,000	2.850%	5/6/2021	922,524
Caterpillar, Inc.	910,000	3.900%	5/27/2021	963,245
Cisco Systems, Inc.	900,000	4.950%	2/15/2019	955,379
Comcast Corp.	900,000	3.125%	7/15/2022	920,416
CVS Health Corp.	900,000	2.750%	12/1/2022	892,644
Duke Energy Florida LLC	250,000	5.800%	9/15/2017	254,811
Duke Energy Florida LLC	425,000	5.650%	6/15/2018	445,418
General Mills, Inc.	470,000	5.650%	2/15/2019	502,532
General Mills, Inc.	430,000	3.150%	12/15/2021	440,258
John Deere Capital Corp.	225,000	2.800%	9/18/2017	226,586
John Deere Capital Corp.	530,000	2.050%	3/10/2020	530,876
JPMorgan Chase & Co.	835,000	2.000%	8/15/2017	837,003
Microsoft Corp.	900,000	2.375%	5/1/2023	890,608
Norfolk Southern Corp.	300,000	7.700%	5/15/2017	302,116
Norfolk Southern Corp.	245,000	5.750%	4/1/2018	255,599
Norfolk Southern Corp.	350,000	3.250%	12/1/2021	360,106
Progress Energy, Inc.	180,000	7.050%	3/15/2019	196,821
The Southern Co.	895,000	2.450%	9/1/2018	902,409

Total Corporate Bonds (Cost $11,803,051)				11,749,039

FEDERAL AGENCY OBLIGATIONS - 7.28%
Federal Farm Credit Banks	200,000	1.850%	9/19/2018	201,876
Federal Home Loan Banks	1,250,000	1.750%	12/14/2018	1,259,977
Federal Farm Credit Banks	125,000	4.125%	3/4/2019	131,690
Federal Home Loan Banks	45,000	1.625%	6/14/2019	45,232
Federal Home Loan Banks	135,000	4.375%	6/14/2019	143,701
Federal Home Loan Banks	250,000	5.125%	8/15/2019	271,579
Federal Home Loan Banks	375,000	4.500%	9/13/2019	402,447
Federal Home Loan Banks	1,570,000	4.125%	3/13/2020	1,686,527
Federal Home Loan Banks	100,000	1.540%	5/15/2020	99,601
Federal Home Loan Banks	60,000	1.600%	10/22/2020	58,252

Total Federal Agency Obligations (Cost $4,293,521)				4,300,882

UNITED STATES TREASURY NOTES - 19.70%
United States Treasury Note	1,600,000	1.375%	6/30/2018	1,604,875
United States Treasury Note	2,905,000	1.000%	11/15/2019	2,873,680
United States Treasury Note	1,550,000	2.000%	11/30/2020	1,566,226
United States Treasury Note	2,880,000	1.625%	11/15/2022	2,814,750
United States Treasury Note	2,760,000	2.375%	8/15/2024	2,782,641

Total United States Treasury Notes (Cost $11,784,407)				11,642,172

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)
As of March 31, 2017
		Shares	Value (Note 1)

COMMON STOCKS - 48.14%

Consumer Discretionary - 5.41%
*	Amazon.com, Inc.	700	$620,578
*	American Outdoor Brands Corp.	23,000	455,630
	Lowe's Cos., Inc.	7,000	575,470
	Starbucks Corp.	6,300	367,857
	The TJX Cos., Inc.	6,600	521,928
	The Walt Disney Co.	5,800	657,662
			3,199,125
Consumer Staples - 3.39%
	Altria Group, Inc.	6,175	441,019
	CVS Health Corp.	7,000	549,500
	PepsiCo, Inc.	3,785	423,390
	The Procter & Gamble Co.	6,585	591,662
			2,005,571
Energy - 3.81%
	Chevron Corp.	5,025	539,534
	Enbridge, Inc.	9,348	391,120
	Exxon Mobil Corp.	8,000	656,080
	Schlumberger Ltd.	8,475	661,898
			2,248,632
Financials - 7.47%
	Bank of America Corp.	23,100	544,929
*	Berkshire Hathaway, Inc.	3,200	533,376
*	Canopy Growth Corp.	30,000	240,244
	Chubb Ltd.	3,075	418,969
	JPMorgan Chase & Co.	6,450	566,568
	The Charles Schwab Corp.	14,000	571,340
	The Goldman Sachs Group, Inc.	1,700	390,524
	The PNC Financial Services Group, Inc.	4,500	541,080
	Wells Fargo & Co.	10,950	609,477
			4,416,507
Health Care - 5.04%
	Abbott Laboratories	11,500	510,715
	AbbVie, Inc.	7,125	464,265
	Amgen, Inc.	3,425	561,940
	Bristol-Myers Squibb Co.	8,700	473,106
	Johnson & Johnson	3,775	470,176
	Zimmer Biomet Holdings, Inc.	4,075	497,598
			2,977,800

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)
As of March 31, 2017
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Industrials - 5.80%
*	Gencor Industries, Inc.	20,000	$299,000
	General Dynamics Corp.	2,400	449,280
	General Electric Co.	15,000	447,000
	Granite Construction, Inc.	13,000	652,470
	Parker-Hannifin Corp.	3,000	480,960
	The LS Starrett Co.	10,878	114,219
*	Transcat, Inc.	10,054	127,686
	United Parcel Service, Inc.	3,925	421,152
*	United Rentals, Inc.	3,500	437,675
			3,429,442
Information Technology - 11.79%
*	Alphabet, Inc.	666	552,487
	Apple, Inc.	7,500	1,077,450
*	Check Point Software Technologies Ltd.	5,425	556,931
	Cisco Systems, Inc.	14,500	490,100
	Corning, Inc.	23,000	621,000
*	Digimarc Corp.	11,000	297,000
*	Facebook, Inc.	4,000	568,200
	FLIR Systems, Inc.	14,000	507,920
	Intel Corp.	13,700	494,159
	Mastercard, Inc.	5,000	562,350
	Microsoft Corp.	7,150	470,899
	Palo Alto Networks, Inc.	3,775	425,367
	Universal Display Corp.	4,000	344,400
			6,968,263
Materials - 1.78%
	Ecolab, Inc.	5,000	626,700
	Nucor Corp.	7,075	422,519
			1,049,219
Real Estate - 1.10%
	Ventas, Inc.	10,000	650,400

Telecommunications - 0.68%
	Verizon Communications, Inc.	8,225	400,969

Utilities - 1.87%
	Duke Energy Corp.	8,000	656,080
	The Southern Co.	9,000	448,020
			1,104,100

	Total Common Stocks (Cost $23,901,664)		28,450,028

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)
As of March 31, 2017
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCT - 1.64%
iShares US Preferred Stock ETF		25,000	$967,500

Total Exchange-Traded Product (Cost $940,187)			967,500

OPEN-END FUND - 1.29%
Templeton Global Bond Fund		61,145	760,027

Total Open-End Fund (Cost $717,466)			760,027

SHORT-TERM INVESTMENT - 1.79%
§ Federated Government Obligations Fund, 0.60%		1,058,820	1,058,820

Total Short-Term Investment (Cost $1,058,820)			1,058,820

Total Value of Investments (Cost $54,499,116) - 99.72%			$58,928,468

Other Assets Less Liabilities - 0.28%			167,622

Net Assets - 100.00%			$59,096,090

* Non-income producing investment
§ Represents 7 day effective yield

Summary of Investments
by Sector	% of Net
	Assets	Value
Corporate Bonds	19.88%	$11,749,039
Federal Agency Obligations	7.28%	4,300,882
United States Treasury Notes	19.70%	11,642,172
Consumer Discretionary	5.41%	3,199,125
Consumer Staples	3.39%	2,005,571
Energy	3.81%	2,248,632
Financials	7.47%	4,416,507
Health Care	5.04%	2,977,800
Industrials	5.80%	3,429,442
Information Technology	11.79%	6,968,263
Materials	1.78%	1,049,219
Real Estate	1.10%	650,400
Telecommunications	0.68%	400,969
Utilities	1.87%	1,104,100
Exchange-Traded Product	1.64%	967,500
Open-End Fund	1.29%	760,027
Short-Term Investment	1.79%	1,058,820
Other Assets Less Liabilities	0.28%	167,622
Total	100.00%	$59,096,090

See Notes to Financial Statements

QCI Balanced Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2017

Assets:
Investments, at value (cost $54,499,116)	$58,928,468
Receivables:
Fund shares sold	377
Dividends and interest	183,463
Prepaid expenses:
Registration and filing expenses	16,490
Miscellaneous expenses	5,135
Trustee fees and meeting expenses	4,559
Fund accounting fees	3,193
Shareholder fulfillment fees	1,028
Transfer agent fees	1,011
Securities pricing fees	39
Insurance fees	25

Total assets	59,143,788

Liabilities:
Payables:
Distributions payable	1,705
Fund shares purchased	6,860
Accrued expenses:
Advisory fees	29,771
Professional fees	7,952
Custody fees	1,263
Compliance fees	101
Administration fees	46

Total liabilities	47,698

Net Assets	$59,096,090

Net Assets Consist of:
Paid in Interest	$55,182,452
Accumulated net investment loss	(6,398)
Accumulated net realized loss on investments	(509,316)
Net unrealized appreciation on investments	4,429,352

Total Net Assets	$59,096,090
Institutional Class Shares Outstanding, no par value (unlimited authorized shares)	5,236,125
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$11.29

See Notes to Financial Statements

QCI Balanced Fund

Statement of Operations
(Unaudited)

For the fiscal period ended March 31, 2017

Investment Income:
Dividend income	$316,905
Interest income	221,511

Total Investment Income	538,416

Expenses:
Advisory fees (Note 2)	219,032
Administration fees (Note 2)	29,204
Fund accounting fees (Note 2)	19,375
Professional fees	15,732
Registration and filing expenses	14,300
Transfer agent fees (Note 2)	12,489
Custody fees (Note 2)	6,838
Compliance fees (Note 2)	5,734
Securities pricing fees	5,236
Shareholder fulfillment expenses	4,787
Trustee fees and meeting expenses	4,239
Miscellaneous expenses	2,094
Insurance fees	897

Total Expenses	339,958

Expenses reimbursed by Advisor (Note 2)	(47,915)

Net Expenses	292,043

Net Investment Income	246,373

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	425,239

Net change in unrealized appreciation on investments	1,342,753

Net Realized and Unrealized Gain on Investments	1,767,992

Net Increase in Net Assets Resulting from Operations	$2,014,365

See Notes to Financial Statements

QCI Balanced Fund

Statements of Changes in Net Assets
	March 31,	September 30,
For the fiscal year or period ended	2017 (a)	2016

Operations:
Net investment income	$246,373	$538,721
Net realized gain (loss) from investment transactions	425,239	(535,350)
Net realized gain from options written	-	4,594
Net change in unrealized appreciation on investments	1,342,753	4,196,862

Net Increase in Net Assets Resulting from Operations	2,014,365	4,204,827

Distributions to Shareholders:
Net investment income	(253,413)	(538,090)
Net realized gain from investment transactions	-	-

Decrease in Net Assets Resulting from Distributions	(253,413)	(538,090)

Beneficial Interest Transactions:
Shares sold	38,552,137	16,475,985
Reinvested dividends and distributions	250,098	533,771
Shares repurchased	(39,815,808)	(7,236,771)

Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(1,013,573)	9,772,985

Net Increase in Net Assets	747,379	13,439,722

Net Assets:
Beginning of period	58,348,711	44,908,989
End of period	$59,096,090	$58,348,711

Accumulated Net Investment Income (Loss)	$(6,398)	$642

Institutional Share Class Information:
Shares sold	3,549,760	1,558,863
Reinvested dividends and distributions	22,421	49,948
Shares repurchased	(3,664,359)	(681,705)

Net Increase (Decrease) in Shares of Beneficial Interest	(92,178)	927,106

(a) Unaudited.

See Notes to Financial Statements

QCI Balanced Fund

Financial Highlights - Institutional Class Shares

For a share outstanding during the	March 31,		September 30,
periods or fiscal years ended	2017	(e)	2016	2015	2014	(d)

Net Asset Value, Beginning of Period	$10.95		$10.20	$10.53	$10.00

Income from Investment Operations:
Net investment income	0.24		0.11	0.10	0.02
Net realized and unrealized gain (loss) on securities	0.34		0.75	(0.27)	0.51

Total from Investment Operations	0.58		0.86	(0.17)	0.53

Less Distributions to Shareholders:
Net investment income	(0.24)		(0.11)	(0.12)	-
Net realized gains	-		0.00	(0.04)	-

Total from Distributions to Shareholders	(0.24)		(0.11)	(0.16)	-

Net Asset Value, End of Period	$11.29		$10.95	$10.20	$10.53

Total Return	3.55%	(b)	8.45%	(1.63)%	5.30%	(b)

Net Assets, End of Period (in thousands)	$59,096		$58,349	$44,909	$28,466

Ratios of:
Gross Expenses to Average Net Assets (c)	1.16%	(a)	1.18%	1.20%	1.65%	(a)
Net Expenses to Average Net Assets (c)	1.00%	(a)	1.00%	1.00%	1.00%	(a)
Net Investment Income to Average Net Assets	0.84%	(a)	1.05%	1.05%	0.80%	(a)

Portfolio turnover rate	17.99%	(b)	38.35%	24.04%	28.77%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	For a share outstanding during the period from January 30, 2014 (Date of Initial Public Investment) through September 30, 2014.
(e) Unaudited.

See Notes to Financial Statements

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

1.     Organization and Significant Accounting Policies

The QCI Balanced Fund (the "Fund") is a series of the Starboard Investment Trust (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Fund is a separate diversified series of the Trust and commenced operations on January 30, 2014. The investment objective of the Fund is to balance current income and principal conservation with the opportunity for long-term growth.  The Fund seeks to achieve its investment objective by investing in a diverse portfolio of corporate, agency, and U.S. Government fixed income securities, preferred stock, common stock of primarily large and mid-capitalization issuers, and derivative securities.  Allocation to equity and fixed income securities will range from 25%-75% of assets.
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Retail Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees. The Retail Class Shares are subject to distribution plan fees as described in Note 3. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  As of March 31, 2017, no Retail Class Shares have been issued.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Each Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2017 for the Fund's assets measured at fair value:

QCI Balanced Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds	$11,749,039	$-	$11,749,039	$-
Federal Agency Obligations	4,300,882	-	4,300,882	-
United States Treasury Notes	11,642,172	-	11,642,172	-
Common Stocks*	28,450,028	28,450,028	-	-
Exchange-Traded Product	967,500	967,500	-	-
Open-End Fund	760,027	760,027	-	-
Short-Term Investment	1,058,820	1,058,820	-	-
Total Assets	$58,928,468	$31,236,375	$27,692,093	$-

 *    Refer to the Schedule of Investments for industry classification.
(a)	The Fund had no transfers into or out of Level 1, 2, or 3 during the fiscal period ended March 31, 2017. It is the Fund's policy to record transfers at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any), monthly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.     Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to QCI Asset Management, Inc. (the "Advisor") calculated at the annual rate of 0.75% of the Fund's average daily net assets.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.00% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2018.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  For the fiscal period ended March 31, 2017, $219,032 in advisory fees were incurred, of which $47,915 were reimbursed by the Advisor.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the "Administrator") based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.

A breakdown of the fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.030%

The Fund incurred $29,204 in administration fees, $6,838 in custody fees, and $19,375 in fund accounting fees for the fiscal period ended March 31, 2017.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.  The Fund incurred $12,489 in transfer agent fees during the fiscal period ended March 31, 2017.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain officers of the Trust are also officers of the Administrator.

3.     Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Retail Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal period ended March 31, 2017, no fees were incurred by the Fund.

4.     Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$8,313,054	$8,779,836

Purchases of Government Securities	Proceeds from Sales of Government Securities
$2,895,128	$2,841,453

5.     Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund's tax positions taken on federal income tax returns for the open tax years/periods ended from September 30, 2014 through September 30, 2016, and during the fiscal period ended March 31, 2017, and the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the open tax years/periods, the Fund did not incur any interest or penalties.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

Distributions during the fiscal year/period ended were characterized for tax purposes as follows:

Distributions from
For the Fiscal Year/Period Ended	Ordinary Income	Long-Term Capital Gains
03/31/2017	$ 253,413	$ -
09/30/2016	$ 538,090	$ -

At March 31, 2017, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$54,499,116

Unrealized Appreciation	$5,126,946
Unrealized Depreciation	(697,594)
Net Unrealized Appreciation	$4,429,352

6.     Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.     New Accounting Pronouncement

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.     Subsequent Events

In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

QCI Balanced Fund

Additional Information
(Unaudited)

1.     Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.
2.     Quarterly Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.
3.     Tax Information
We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal period ended March 31, 2017.
During the fiscal period ended March 31, 2017, the Fund paid $253,413 in income distributions but no long-term capital gain distributions.
Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.\
4.     Schedule of Shareholder Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, loads on reinvestments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

QCI Balanced Fund

Additional Information
(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Institutional Class Shares	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,035.50	$5.07
	$1,000.00	$1,019.95	$5.04
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.00%,    multiplied by 182/365 (to reflect the one-half year period).

Edward Shill, CFA
LEAD PORTFOLIO MANAGER

EDUCATION
Chartered Financial Analyst (CFA) designation
University Center Binghamton, MS Economics and Finance
SUNY Brockport, BS Economics and Finance

SPECIALIZATIONS
Ed is Principal and Chief Investment Officer of QCI focusing on asset allocation and portfolio construction. Other primary responsibilities include portfolio management for institutional and taxable clients.

GENERAL BACKGROUND
Joined the firm in 1992, after having served as an analyst and portfolio manager for five years for Fleet/Norstar Investment Advisors.

Gerald Furciniti, CFA
CO-PORTFOLIO MANAGER

EDUCATION
Chartered Financial Analyst (CFA) designation
Rochester Institute of Technology MBA Finance
Rochester Institute of Technology BS with Honors, Biology

SPECIALIZATIONS
Jerry is responsible for constructing and maintaining portfolios for individual and institutional clients. He also leads the equity research process and manages analyst development.

GENERAL BACKGROUND
Joined QCI in 2001 after having served as an Analyst in the New Business Development Group in Kodak's Health Imaging Division.

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: June 1, 2017	Katherine M. Honey President and Principal Executive Officer QCI Balanced Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: June 1, 2017	Katherine M. Honey President and Principal Executive Officer QCI Balanced Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: June 1, 2017	Ashley E. Harris Treasurer and Principal Financial Officer QCI Balanced Fund